Subsidiaries (Details) - Schedule of companies included in scope of consolidation	12 Months Ended
Dec. 31, 2022
Infosat Communications LP [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Spectrum General Partnership [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat LEO Holdings Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Technology Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Spectrum Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Spectrum Holdings Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Skynet Satellite Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Network Services, Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
The SpaceConnection Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Satellite LP [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat LEO Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat U.S. Services, LLC [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Infosat Able Holdings, Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Brasil Capacidade de Satélites Ltda.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Brazil
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat (IOM) Limited [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Isle of Man
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat International Limited [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United Kingdom
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Loral Skynet Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Loral Space & Communications Inc.[Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	United States
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Can ULC [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat CanHold Corporation [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Canada [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%
Telesat Partnership LP [Member]
Subsidiaries (Details) - Schedule of companies included in scope of consolidation [Line Items]
Country	Canada
Method of Consolidation	Fully consolidated
% voting rights LP	100.00%